Share Capital (Details Narrative) $ / shares in Units, $ in Millions		1 Months Ended							12 Months Ended
	Aug. 14, 2024 $ / shares	Dec. 19, 2024 USD ($) shares	Dec. 19, 2024 USD ($) $ / shares shares	Mar. 27, 2024 USD ($) shares	Mar. 27, 2024 $ / shares	Jul. 31, 2023 USD ($) shares	Jul. 31, 2023 $ / shares shares	May 17, 2021 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Statement [Line Items]
Number of shares issued of the acquisition		170,000,000
Acquisition of non-controlling interest		40.00%
Cash consideration transferred in the acquisition | $		$ 10.0	$ 10.0
Common shares price | $ / shares					$ 0.30
Exercise price | $ / shares	$ 0.42				$ 0.40
Shares outstanding, shares									35,223,200	35,223,200
Shares Issued									21,492,029	21,492,029	8,329,064
Stock option, term									10 years
Number of shares reserved for issuance as a percent of total common shares issued and outstanding									10.00%
Transaction costs | $				$ 0.8
Issuance of common shares				150,000
Issuance of common shares, value | $				$ 0.1
Issuance of Warrants				1,510,020
Issuance of warrants, value | $				$ 0.1
Weighted average fair value at grant | $ / shares									$ 0.18		$ 0.22
Number of shares issued				26,000,000					32,307,692
Proceeds from Issuance of Common Stock | $				$ 5.8
Galena Complex [Member]
Statement [Line Items]
Number of shares issued of the acquisition		170,000,000
Acquisition of non-controlling interest		40.00%
Cash consideration transferred in the acquisition | $		$ 10.0	$ 10.0
Restricted Share Units [Member]
Statement [Line Items]
Shares outstanding, shares									100,000	100,000
Changes in fair value of share-based awards									234,076
Private Placements [Member]
Statement [Line Items]
Common shares price | $ / shares							$ 0.47
Gross proceeds | $						$ 0.8
Shares Issued		125,000,000	125,000,000			2,234,041	2,234,041		28,112,615	28,112,615
Subscription receipts | $		$ 35.1							$ 9.4
Issue price per share | $ / shares			$ 0.40							$ 0.47
Deferred Share Units [Member]
Statement [Line Items]
Shares outstanding, shares									3,562,917	3,562,917	2,379,554
Deferred Share Units [Member] | Bottom of range [member]
Statement [Line Items]
Percentage of deferred share units									50.00%
Deferred Share Units [Member] | Top of range [member]
Statement [Line Items]
Percentage of deferred share units									100.00%
May 2021 ATM Agreement [Member]
Statement [Line Items]
Gross proceeds | $								$ 50.0	$ 44.4
Shares Issued									44,085,122	44,085,122
Transaction costs | $									$ 1.7